SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 88.8%
	Automobiles & Components — 0.4%
	Automobiles — 0.4%
	Fiat Chrysler Automobiles N.V.	4,182,794	$ 61,904,135
			61,904,135
	Banks — 5.3%
	Banks — 5.3%
	BNP Paribas S.A.	1,279,672	75,832,606
	Citigroup, Inc.	815,700	65,166,273
	DBS Group Holdings Ltd.	2,266,000	43,603,167
	ING Groep N.V.	11,256,600	134,952,329
	JPMorgan Chase & Co.	3,345,700	466,390,580
			785,944,955
	Capital Goods — 1.0%
	Aerospace & Defense — 0.4%
	BAE Systems plc	7,389,500	55,283,360
	Construction & Engineering — 0.6%
	Eiffage S.A.	268,461	30,715,535
	Vinci S.A.	521,519	57,913,796
			143,912,691
	Consumer Services — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
	Las Vegas Sands Corp.	3,717,000	256,621,680
			256,621,680
	Diversified Financials — 12.1%
	Capital Markets — 6.8%
[a]	Apollo Investment Corp.	5,860,400	102,322,584
	Ares Capital Corp.	4,251,000	79,281,150
	CME Group, Inc.	2,741,500	550,273,880
	Lazard Ltd. Class A	618,400	24,711,264
[a]	Solar Capital Ltd.	4,607,900	95,014,898
	UBS Group AG	11,662,172	147,313,549
	Diversified Financial Services — 2.2%
	AXA Equitable Holdings, Inc.	11,740,292	290,924,436
[b]	M&G plc	12,014,000	37,747,396
	Mortgage Real Estate Investment Trusts — 3.1%
	Chimera Investment Corp.	8,623,507	177,299,304
	Granite Point Mortgage Trust, Inc.	1,417,500	26,053,650
[a]	MFA Financial, Inc.	32,720,000	250,308,000
			1,781,250,111
	Energy — 11.3%
	Oil, Gas & Consumable Fuels — 11.3%
	China Petroleum & Chemical Corp. Class H	113,882,000	68,542,867
	Eni SpA	17,874,252	277,606,038
	LUKOIL PJSC Sponsored ADR	770,700	76,438,026
[b,c]	Malamute Energy, Inc.	12,439	130,609
	Repsol S.A.	13,498,023	210,910,395
	Royal Dutch Shell plc Sponsored ADR Class A	6,339,000	373,874,220
	SK Innovation Co. Ltd.	207,961	26,974,058
	TOTAL S.A.	7,521,000	415,066,225
	Valero Energy Corp.	2,345,000	219,609,250
			1,669,151,688
	Food & Staples Retailing — 2.0%
	Food & Staples Retailing — 2.0%
	Walgreens Boots Alliance, Inc.	4,950,000	291,852,000
			291,852,000
	Food, Beverage & Tobacco — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Food Products — 0.4%
Nestle S.A.	493,100	$ 53,386,049
Tobacco — 1.5%
KT&G Corp.	2,825,900	229,209,581
		282,595,630
Insurance — 2.7%
Insurance — 2.7%
Assicurazioni Generali SpA	725,047	14,960,381
AXA S.A.	1,567,000	44,135,943
Legal & General Group plc	7,920,800	31,790,427
NN Group N.V.	8,095,300	307,102,432
		397,989,183
Materials — 4.8%
Chemicals — 1.5%
LG Chem Ltd.	159,100	43,680,444
LyondellBasell Industries N.V. Class A	1,905,700	180,050,536
Metals & Mining — 3.3%
Glencore plc	60,788,800	189,505,780
MMC Norilsk Nickel PJSC ADR	9,632,300	294,266,765
		707,503,525
Pharmaceuticals, Biotechnology & Life Sciences — 8.6%
Biotechnology — 1.6%
AbbVie, Inc.	2,716,994	240,562,649
Pharmaceuticals — 7.0%
AstraZeneca plc	1,814,100	182,792,901
Merck & Co., Inc.	3,643,000	331,330,850
Novartis AG	1,200,100	113,958,659
Pfizer, Inc.	2,980,000	116,756,400
Roche Holding AG	855,700	277,629,469
		1,263,030,928
Real Estate — 3.5%
Equity Real Estate Investment Trusts — 3.5%
Crown Castle International Corp.	1,372,881	195,155,034
Lamar Advertising Co. Class A	1,621,351	144,721,790
Outfront Media, Inc.	3,016,100	80,891,802
Washington Real Estate Investment Trust	3,147,000	91,829,460
		512,598,086
Retailing — 2.3%
Specialty Retail — 2.3%
Home Depot, Inc.	1,538,100	335,890,278
		335,890,278
Semiconductors & Semiconductor Equipment — 8.5%
Semiconductors & Semiconductor Equipment — 8.5%
Broadcom, Inc.	987,900	312,196,158
QUALCOMM, Inc.	3,858,000	340,391,340
Taiwan Semiconductor Manufacturing Co., Ltd.	53,830,000	594,380,025
		1,246,967,523
Technology Hardware & Equipment — 2.3%
Technology Hardware, Storage & Peripherals — 2.3%
Samsung Electronics Co., Ltd.	6,954,500	335,562,368
		335,562,368
Telecommunication Services — 13.7%
Diversified Telecommunication Services — 7.2%
AT&T, Inc.	1,379,300	53,903,044
Deutsche Telekom AG	12,912,100	211,024,625
Koninklijke KPN N.V.	2,379,400	7,022,068
Orange S.A.	45,652,780	671,858,425

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Singapore Telecommunications Ltd.	48,701,000	$ 122,028,603
	Wireless Telecommunication Services — 6.5%
	China Mobile Ltd.	58,587,774	492,473,236
	MTN Group Ltd.	8,286,886	48,806,599
	Vodafone Group plc	214,409,924	416,809,177
			2,023,925,777
	Transportation — 2.5%
	Transportation Infrastructure — 2.5%
	Atlantia SpA	12,466,878	290,729,367
	Sydney Airport	12,030,656	73,112,157
			363,841,524
	Utilities — 4.2%
	Electric Utilities — 4.2%
	Electricite de France S.A.	26,976,784	300,419,865
	Enel SpA	40,603,171	322,091,236
			622,511,101
	Total Common Stock (Cost $10,355,902,396)		13,083,053,183
	Preferred Stock — 0.4%
	Banks — 0.1%
	Banks — 0.1%
[d,e,f]	First Horizon Bank, 3.75% (LIBOR 3 Month + 0.85%)	$ 12,000	8,853,750
			8,853,750
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley, Series A, 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,703,600
			2,703,600
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[f]	Crestwood Equity Partners L.P., 9.25%	2,166,596	19,997,681
			19,997,681
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[f]	Farm Credit Bank of Texas, Series 1, 10.00%	9,000	9,303,750
			9,303,750
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
[d,g]	Centaur Funding Corp., 9.08%, 4/21/2020	15,000	15,309,375
			15,309,375
	Total Preferred Stock (Cost $60,828,706)		56,168,156
	Asset Backed Securities — 0.1%
	Other Asset Backed — 0.1%
[d]	CFG Investments Ltd., Series 2019-1 Class A, 5.56%, 8/15/2029	13,500,000	13,607,048
[c,d,e]	Northwind Holdings, LLC, Series 2007-1A Class A1, 2.687% (LIBOR 3 Month + 0.78%), 12/1/2037	700,000	691,600
			14,298,648
	Total Asset Backed Securities (Cost $14,122,167)		14,298,648
	Corporate Bonds — 6.6%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[d,g]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,374,068
			4,374,068
	Capital Goods — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Machinery — 0.1%
	Mueller Industries, Inc., 6.00%, 3/1/2027	$ 7,679,000	$ 7,861,376
			7,861,376
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[d,g]	Cimpress plc, 7.00%, 6/15/2026	26,610,000	28,539,225
[d]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	2,480,000	2,573,000
			31,112,225
	Consumer Durables & Apparel — 0.1%
	Leisure Products — 0.1%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	22,764,000	21,789,928
			21,789,928
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[d]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	6,188,000	6,311,760
			6,311,760
	Diversified Financials — 0.4%
	Capital Markets — 0.1%
[d]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	16,141,000	17,472,633
[c,d]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	5,000,000	500,000
	Consumer Finance — 0.1%
[d]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,762,500
	Diversified Financial Services — 0.2%
[d]	Antares Holdings L.P., 6.00%, 8/15/2023	18,000,000	18,938,343
[e,f]	JPMorgan Chase & Co., Series I, 5.406% (LIBOR 3 Month + 3.47%), 1/30/2020	7,334,000	7,400,006
			52,073,482
	Energy — 1.8%
	Energy Equipment & Services — 0.0%
	Odebrecht Offshore Drilling Finance Ltd.,
[d,g]	6.72%, 12/1/2022	3,744,806	3,669,948
[d,g,h]	7.72%, 12/1/2026 PIK	16,622,301	4,072,630
[d,f,g]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.), Zero Coupon, 12/31/2099	2,337,727	17,533
[b,d,g,i]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2022	11,640,134	873,010
	Oil, Gas & Consumable Fuels — 1.8%
[d]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25%, 3/15/2020	2,500,000	2,518,060
[e]	Energy Transfer Operating L.P., 4.927% (LIBOR 3 Month + 3.02%), 11/1/2066	13,820,000	10,641,400
[e]	Enterprise TE Partners L.P., Series 1, 4.684% (LIBOR 3 Month + 2.78%), 6/1/2067	7,000,000	6,583,850
	Kinder Morgan Energy Partners L.P.,
	5.00%, 3/1/2043	10,000,000	10,967,872
	5.80%, 3/15/2035	10,000,000	12,107,233
	Kinder Morgan, Inc.,
	5.30%, 12/1/2034	23,630,000	27,839,015
	5.55%, 6/1/2045	5,000,000	5,950,423
[b,c,d,i]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	14,991,164	299,823
[d]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	1,672,000	1,730,520
[b,i]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	75,000
[c,d,g,h]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	707,365	543,964
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	7,497,000	6,672,330
[f,j]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	27,036,000	13,788,360
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	41,560,356
	Williams Companies, Inc.,
	3.70%, 1/15/2023	29,129,000	30,170,621
	4.55%, 6/24/2024	69,318,000	74,840,019
	5.75%, 6/24/2044	14,198,000	16,826,684
			271,748,651
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[d]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,938,600
[d]	KeHE Distributors, LLC / KeHE Finance Corp, 8.625%, 10/15/2026	5,852,000	6,129,970

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			14,068,570
	Food, Beverage & Tobacco — 0.4%
	Food Products — 0.1%
	B&G Foods, Inc., 5.25%, 4/1/2025	$ 10,000,000	$ 10,283,300
	Tobacco — 0.3%
	Vector Group Ltd.,
[d]	6.125%, 2/1/2025	8,826,000	8,682,578
[d]	10.50%, 11/1/2026	43,420,000	44,885,425
			63,851,303
	Healthcare Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
[d]	Tenet Healthcare Corp., 6.25%, 2/1/2027	23,500,000	25,291,875
			25,291,875
	Insurance — 0.5%
	Insurance — 0.5%
[d,f,g,j]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%), 7/25/2021	9,000,000	9,596,250
[d]	MetLife, Inc., 9.25%, 4/8/2038	12,000,000	17,670,000
[d,g,j]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%), 11/24/2043	40,000,000	44,860,000
			72,126,250
	Materials — 0.3%
	Chemicals — 0.1%
[d,g]	Consolidated Energy Finance S.A., 6.875%, 6/15/2025	13,000,000	12,415,000
[d,g]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	8,105,000	8,479,856
	Construction Materials — 0.1%
[d,g]	InterCement Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	6,620,080
	Containers & Packaging — 0.1%
[d]	Matthews International Corp., 5.25%, 12/1/2025	13,975,000	13,975,000
			41,489,936
	Media & Entertainment — 0.3%
	Media — 0.3%
[d]	CCO Holdings, LLC / CCO Holdings Capital Corp., 5.375%, 6/1/2029	4,390,000	4,697,300
[d]	CSC Holdings LLC, 6.50%, 2/1/2029	4,000,000	4,460,000
	DISH DBS Corp., 5.125%, 5/1/2020	4,000,000	4,025,000
[d]	Salem Media Group, Inc., 6.75%, 6/1/2024	16,742,000	15,402,640
[d,g]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	10,000,000	10,675,000
			39,259,940
	Real Estate — 0.3%
	Equity Real Estate Investment Trusts — 0.3%
	CoreCivic, Inc.,
	4.625%, 5/1/2023	16,756,000	16,567,495
	4.75%, 10/15/2027	23,901,000	20,674,365
			37,241,860
	Retailing — 0.1%
	Specialty Retail — 0.1%
[d]	Michaels Stores, Inc., 8.00%, 7/15/2027	18,500,000	17,667,500
			17,667,500
	Software & Services — 0.0%
	Information Technology Services — 0.0%
[d]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	6,500,000	5,297,500
			5,297,500
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.1%
	Anixter, Inc. (Guaranty: Anixter International, Inc.), 6.00%, 12/1/2025	8,000,000	8,320,000
			8,320,000
	Telecommunication Services — 1.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 1.4%
[g]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75%, 6/15/2030	$ 26,150,000	$ 38,524,257
[d,g]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	40,355,377
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,690,390
[g]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045%, 6/20/2036	85,390,000	119,523,835
	Wireless Telecommunication Services — 0.2%
[d,g]	Digicel International Finance Ltd., 8.75%, 5/25/2024	4,300,000	4,192,500
[d,g]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	29,488,862
			241,775,221
	Transportation — 0.1%
	Airlines — 0.1%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95%, 1/15/2023	2,644,444	2,756,738
[d,g]	Guanay Finance Ltd., 6.00%, 12/15/2020	3,460,690	3,499,623
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25%, 4/22/2023	1,353,741	1,468,252
			7,724,613
	Total Corporate Bonds (Cost $890,797,468)		969,386,058
	Municipal Bonds — 0.0%
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 8.45%, 9/1/2030	2,555,000	2,635,457
	Total Municipal Bonds (Cost $2,514,229)		2,635,457
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50%, 1/5/2022	20,000,000	5,555,672
	Total Other Government (Cost $12,472,424)		5,555,672
	Mortgage Backed — 0.0%
[k]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 4.774%, 8/25/2033	51,822	50,332
[k]	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO, Series 2004-HYB2 Class B1, 4.838%, 3/25/2034	342,720	302,101
[k]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.348%, 8/25/2034	2,072,972	1,851,823
	Total Mortgage Backed (Cost $2,539,453)		2,204,256
	Loan Participations — 0.8%
	Commercial & Professional Services — 0.4%
	Professional Services — 0.4%
[l]	Harland Clarke Holdings Corp., 6.695% (LIBOR 3 Month + 4.75%), 11/3/2023	12,878,086	10,221,981
[l]	Par Pacific Holdings, Inc., 8.74% (LIBOR 3 Month + 6.75%), 1/12/2026	14,237,500	14,273,094
[l]	R.R. Donnelley & Sons Company, 6.799% (LIBOR 1 Month + 5.00%), 1/15/2024	16,830,000	16,914,150
	RGIS Services, LLC,
[l]	9.427% (LIBOR 3 Month + 7.50%), 3/31/2023	3,918,296	3,377,884
	9.299% (LIBOR 3 Month + 7.50%), 3/31/2023	7,908,804	6,818,022
	9.414% (LIBOR 3 Month + 7.50%), 3/31/2023	3,438,610	2,964,357
			54,569,488
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[c,h]	Malamute Energy, Inc., 1.945% (LIBOR 3 Month + 1.50% PIK), 11/22/2022	314,887	314,887
	McDermott Technology Americas, Inc.,
[l]	11.90% (LIBOR 3 Month + 10.00%), 10/21/2021	2,098,437	2,138,308
[l]	12.002% (LIBOR 3 Month + 10.00%), 10/21/2021	860,715	877,068
			3,330,263
	Materials — 0.0%
	Chemicals — 0.0%
[l]	US Salt LLC, 6.549% (LIBOR 1 Month + 4.75%), 1/16/2026	5,421,035	5,434,588
			5,434,588
	Media & Entertainment — 0.1%
	Media — 0.1%
[l]	ABG Intermediate Holdings 2, LLC, 9.549% (LIBOR 1 Month + 7.75%), 9/29/2025	14,711,567	14,662,577
			14,662,577

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[m]	CoreCivic, Inc., 6.169% (LIBOR 1 Month + 4.50%), 12/12/2024	$ 14,100,000	$ 13,500,750
			13,500,750
	Retailing — 0.0%
	Specialty Retail — 0.0%
[l]	Office Depot, Inc., 7.035% (LIBOR 1 Month + 5.25%), 11/8/2022	2,438,118	2,456,404
			2,456,404
	Software & Services — 0.1%
	Internet Software & Services — 0.1%
[l]	Dun & Bradstreet Corporation (The), 6.792% (LIBOR 1 Month + 5.00%), 2/6/2026	16,910,000	17,043,927
			17,043,927
	Transportation — 0.1%
	Airlines — 0.1%
[c,l]	Wheels Up Partners, LLC, 8.414% (LIBOR 3 Month + 6.50%), 8/17/2025	11,013,044	10,770,756
			10,770,756
	Total Loan Participations (Cost $124,661,281)		121,768,753
	Rights — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[b]	Repsol S.A.,Rights 3/15/2027	13,498,023	6,404,530
			6,404,530
	Total Rights (Cost $6,378,466)		6,404,530
	Short-Term Investments — 3.3%
[a]	Thornburg Capital Management Fund	48,300,635	483,006,353
	Total Short-Term Investments (Cost $483,006,353)		483,006,353
	Total Investments — 100.0% (Cost $11,953,222,943)		$14,744,481,066
	Liabilities Net of Other Assets — (0.0)%		(2,694,070)
	Net Assets — 100.0%		$14,741,786,996

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2019
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	431,897,500	1/10/2020	572,207,957	$ —	$ (43,396,976)
Swiss Franc	SSB	Sell	40,129,500	1/23/2020	41,514,815	—	(545,150)
Chinese Yuan Renminbi	SSB	Sell	1,388,229,800	1/31/2020	199,310,468	—	(3,169,095)
Korean Won	SSB	Sell	153,065,137,500	1/31/2020	132,440,938	—	(1,613,798)
Korean Won	SSB	Sell	24,940,392,500	1/31/2020	21,579,891	—	(144,229)
Euro	SSB	Sell	1,370,929,400	2/18/2020	1,542,177,959	—	(24,641,369)

Total						—	$(73,510,617)

Net unrealized appreciation (depreciation)							$(73,510,617)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Investment in Affiliates.
b	Non-income producing.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $480,939,726, representing 3.26% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

e	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
f	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
g	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
h	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2019.
i	Bond in default.
j	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
k	Variable rate coupon, rate shown as of December 31, 2019
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
m	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
MFA	Mortgage Finance Authority
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	December 31, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.